Fees Summary	Oct. 01, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,674,000
Previously Paid Amount	0.00
Total Fee Amount	715.59
Total Offset Amount	0.00
Net Fee	715.59
Narrative - Max Aggregate Offering Price	$ 4,674,000
Final Prospectus	true